Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payables and Accrued Liabilities

7	Payables and accrued liabilities

	June 30, 2019	December 31, 2018
	$	$
Trade accounts payable	1,197	1,282
Accrued research and development costs	—	26
Salaries, employment taxes and benefits	258	183
Financing of insurance premiums (a)	210	738
Other accrued liabilities	1,535	737
	3,200	2,966

(a) Represents financing of the Company’s 2019 insurance premiums, carrying interest at 6.5% and repayable in eight equal monthly installments commencing January 31, 2019.